Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Recovery
($000s)	2023	2022

Deferred tax expense (recovery)	(8,695)	8,268
	(8,695)	8,268

Schedule of Tax Expense Recognized in Other Comprehensive Income or Directly in Equity	Tax expense (recovery) recognized in other comprehensive income or directly in equity
($000s)	2023	2022

Financing costs - recognized in statement of equity	(459)	(330)
Revaluation of the secured note liabilities – recognized in OCI	(22,780)	831
	(23,239)	501

Schedule of Reconciliation of the Effective Rate of Income Tax	(a)Rate Reconciliation
($000s)	2023	2022
Earnings (loss) before income taxes	(37,961)	874
	26.75%	26.68%

Income tax calculated using statutory rates	(10,153)	233
Non-deductible/(non-taxable) items	(1,512)	2,280
Difference in foreign tax rates	(25)	103
Change in deferred tax rates	(134)	(116)
Movement in tax benefits not recognized	(985)	2,996
Impact of true-up of prior year balances	180	124
Renouncement of flow-through expenditures	4,018	2,525
Other	(84)	123
Income tax (recovery) expense	(8,695)	8,268

Schedule of Deferred Income Tax Assets and Liabilities	The following table summarizes the significant components of deferred income tax assets and liabilities:
($000s)	December 31, 2023	December 31, 2022
Deferred income tax assets:
Property and equipment	1,253	565
Provision for reclamation liabilities	1,406	1,235
Financing costs	2,383	2,487
Non-capital loss carryforwards	46,571	38,255
Secured note liabilities	21,814	(10,766)

Deferred income tax liabilities:
Mineral interests	(73,428)	(63,710)
Net deferred income tax liabilities	-	(31,934)

Schedule of Unrecognized Deferred Tax Assets	The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:
($000s)	December 31, 2023	December 31, 2022
Marketable securities	130	137
Loss carryforwards	1,712	834
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	351	437
Provision for reclamation liabilities	-	1,091
Other	1,576	-

Schedule of Income Tax Attributes	As at December 31, 2023, the Company had the following income tax attributes to carry forward.
	($000s)	Expiry date
Canadian non-capital losses	178,403	2043
Canadian capital losses	2,574	Indefinite
Canadian tax basis of mineral interest	462,381	Indefinite

US non-capital losses	528	2043
US tax basis of mineral interest	27,707	Indefinite